Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies
Commitments and Contingencies

(10) Commitment and Contingencies

Litigation

On December 2, 2024, the Company received notice, dated November 22, 2024, from Rosenberg Law indicating that the Company was the subject of an application to be added as a defendant in a proposed class action lawsuit in Canada, captioned Raymond Edson Marshall v. Allergan Inc., Court File No. VLC-S-S-151970, filed in the Supreme Court of British Columbia. The plaintiff alleges that the Lap-Band gastric banding device, originally developed and marketed by Allergan Inc. and later acquired by the Company in December 2018, causes an unacceptably high rate of complications, including pain, device failure, the need for corrective surgeries, and permanent injuries. The proposed class includes Canadian individuals who were implanted with the Lap-Band and experienced similar harms.

The plaintiff asserts that ReShape, as the current owner and manufacturer of the Lap-Band device, failed to adequately warn of its risks and complications and continued to market and distribute the product in a manner that allegedly misrepresented its safety and effectiveness. Relief sought from the Company includes general and special damages for personal injuries, aggravated and punitive damages, statutory damages under the Business Practices and Consumer Protection Act, recovery of public healthcare costs under the Health Care Costs Recovery Act, and injunctive and declaratory relief.

On January 10, 2025, the Vancouver Supreme Court held a hearing on the plaintiff’s application to file a Further Amended Notice of Civil Claim to add, among others, ReShape Lifesciences Inc. as a defendant. The Court granted the plaintiff leave to amend the claim accordingly. As of the date of this report, the terms of the order have not yet been entered with the court registry and the Company has not been formally served.

Based on the Company’s review of the amended pleading and the facts and circumstances available to date, no legal liability is determined to be probable or reasonably estimable. Accordingly, there are no implications on the Company’s condensed consolidated financial statements for the three months ended March 31, 2025.

The Company is not aware of any pending or threatened litigation against it that could have a material adverse effect on the Company’s business, operating results or financial condition, other than what was disclosed above. The medical device industry in which the Company operates is characterized by frequent claims and litigation, including claims regarding patent and other intellectual property rights as well as improper hiring practices. As a result, the Company may be involved in various legal proceedings from time to time.

Product Liability Claims

The Company is exposed to product liability claims that are inherent in the testing, production, marketing, and sale of medical devices. Management believes any losses that may occur from these matters are adequately covered by insurance, and the ultimate outcome of these matters will not have a material effect on the Company’s financial position or results of operations. The Company is not currently a party to any product liability litigation and is not aware of any pending or threatened product liability litigation that is reasonably possible to have a material adverse effect on the Company’s business, operating results or financial condition.

(14)	Commitments and Contingencies

Employee Arrangements and Other Compensation

Certain members of management are entitled to severance benefits payable upon termination following a change in control, which would approximate $1.2 million at December 31, 2024. The Company also has agreements with certain employees to pay bonuses based on targeted performance criteria. As of December 31, 2024 and 2023, approximately $425 thousand and $15 thousand, respectively, was accrued for performance bonuses, which is included in accrued liabilities in the consolidated balance sheets.

Purchase Commitments

The Company generally purchases its products and accessories from a limited group of third-party suppliers through purchase orders. The Company had $0.4 million of inventory open purchase orders as of December 31, 2024, for orders being issued to supplies for which the Company has not received the goods or services and which are expected to be fulfilled within one year. These purchase commitments were made to secure better pricing and to ensure the Company will have the necessary inventory to meet anticipated near term demand. Although open purchase orders are considered enforceable and legally binding, the Company may be able to cancel, reschedule, or adjust requirements prior to supplier fulfillment.

Litigation

On August 6, 2021, Cowen and Company, LLC filed a complaint against ReShape, as successor in interest to Obalon Therapeutics, in the Supreme Court of the State of New York based on an alleged breach of contract arising out of Cowen’s prior engagement as Obalon’s financial advisor. The complaint alleges that Cowen is entitled to be paid a $1.35 million fee in connection with ReShape’s merger with Obalon under the terms of Cowen’s engagement agreement with Obalon. The complaint also sought reimbursement of Cowen’s attorneys’ fees and interest in connection with its claim. On May 11, 2023, the Supreme Court of the State of New York issued the final judgement in favor of Cowen & Company in the amount of $1.35 million, plus interest at the statutory rate of 9% per annum from June 16, 2021 until judgement is paid in full, and reimbursement of $675,000 of Cowen’s attorneys’ fees, with $275,000 to be paid upfront, $200,000 paid after six months and $200,000 paid after 12 months. As of December 31, 2024, the Company has fully paid this judgement and related costs.

On December 2, 2024, the Company received a notice, dated November 22, 2024, from Rosenberg Law indicating that it is submitting an application to add the Company as a defendant in Canadian litigation (Raymond Edson Marshall v. Allergan Inc., Court File Reference VLC-S-S-151970) concerning the Lap-Band gastric banding device. According to the notice, the application to add the Company as a defendant was scheduled to be heard at the Vancouver Supreme Court on January 10, 2025. As of the date of this report, the terms of the order adding ReShape as a party have not yet been finalized and entered with the court registry and ReShape has not been served with the finalized orders confirming its addition as a defendant in the matter. Based on our analysis to date, there is no legal liability that is probable or reasonably estimable and no implications on the financial statements for the year ended December 31, 2024.

The Company is not aware of any pending or threatened litigation against it that could have a material adverse effect on the Company’s business, operating results or financial condition, other than what was disclosed above. The medical device industry in which the Company operates is characterized by frequent claims and litigation, including claims regarding patent and other intellectual property rights as well as improper hiring practices. As a result, the Company may be involved in various legal proceedings from time to time.

Product Liability Claims

The Company is exposed to product liability claims that are inherent in the testing, production, marketing and sale of medical devices. Management believes any losses that may occur from these matters are adequately covered by insurance, and the ultimate outcome of these matters will not have a material effect on the Company’s financial position or results of operations. The Company is not currently a party to any product liability litigation and is not aware of any pending or threatened product liability litigation that could have a material adverse effect on the Company’s business, operating results or financial condition.